Revenue - Schedule of Accounts Receivable, Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 20	$ 3	$ 3
Additional (reversal of) provision	11	17	0
Ending balance	$ 31	$ 20	$ 3